Prospectus Supplement — September 30, 2011
to the Prospectus listed below, as supplemented
Fund	Prospectuses Dated
Columbia Variable Portfolio — Seligman Global Technology Fund	04/29/2011
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) versions of the Morgan Stanley Capital International (MSCI) World IT Index and the MSCI World Index rather than to the gross dividends (Gross) versions currently reflected in the Fund’s prospectus. Accordingly, the average annual total returns table in the “Past Performance” section of the Fund’s prospectus is hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Variable Portfolio - Seligman Global Technology Fund
The average annual total returns table in the “Past Performance” section of the prospectus is hereby replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Seligman Global Technology Fund	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 1	Columbia VP — Seligman Global Technology Fund:	Class 1			15.52%	8.82%	2.21%
Class 2	Columbia VP — Seligman Global Technology Fund:	Class 2			15.08%	8.58%	2.02%
Morgan Stanley Capital International (MSCI) World IT Index (Net)		Morgan Stanley Capital International (MSCI) World IT Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	10.50%	3.52%	(1.98%)
MSCI World IT Index (Gross)		MSCI World IT Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	10.81%	3.79%	(1.79%)
MSCI World Index (Net)		MSCI World Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	11.76%	2.43%	2.31%
MSCI World Index (Gross)		MSCI World Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	12.34%	2.99%	2.82%
Lipper Global Science & Technology Funds Index		Lipper Global Science & Technology Funds Index		(reflects no deduction for taxes)	23.41%	7.50%	0.07%
[1]	On September 30, 2011, the MSCI World IT Index (Net) and the MSCI World Index (Net) replaced the MSCI World IT Index (Gross) and the MSCI World Index (Gross) as the Fund's benchmarks. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net versions better reflect how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provide a more appropriate basis for comparing the Fund's performance. Information on both versions of each index will be included for a one-year transition period. Thereafter, only the Net versions will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Portfolios, Inc., a Maryland corporation. The Fund was reorganized into a series of RiverSource Variable Series Trust (now known as Columbia Funds Variable Series Trust II), a Massachusetts business trust, on that date.